NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Net loss attributable to common shareholders			$ (4,148,947)	$ (19,511)
Weighted average common shares outstanding - Basic and diluted	340,268,500	10,000,000	165,747,163	10,000,000
Net loss per share - Basic and diluted			$ (0.03)	$ (0.00)